Shareholders' Equity (Summary Of Restricted Stock Awards Activity) (Details) (Restricted Stock Awards (RSA) [Member], USD $)	12 Months Ended
Dec. 31, 2011
Restricted Stock Awards (RSA) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at January 1, 2011	6,027
Vested	(5,988)
Forfeited	(39)
Outstanding at December 31, 2011
Weighted average exercise price, Outstanding at January 1, 2011	$ 2.07
Weighted average exercise price, Vested	$ 2.08
Weighted average exercise price, Forfeited	$ 0.02
Weighted average exercise price, Outstanding at December 31, 2011